Revenue Recognition - Summary of Contract with Customer, Contract Asset, Contract Liability, and Receivable (Details) - Rigetti Holdings Inc [Member] - USD ($)	Dec. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Capitalized Contract Cost [Line Items]
Trade receivables, net	$ 961,370	$ 327,301
Unbilled receivables	581,170	152,073
Deferred revenue - current	$ (984,976)	$ (491,827)	$ (2,151,683)